SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS
                          OF EACH OF THE LISTED FUNDS:

                                 -----------------

 Cash Account Trust                     DWS Money Market Prime Series

   Government & Agency Securities       DWS Money Market Series
     Portfolio
                                        Investors Cash Trust
   Money Market Portfolio
                                          Treasury Portfolio
   Tax-Exempt Portfolio
                                        NY Tax Free Money Fund
 Cash Management Fund
    Institutional                       Tax-Exempt California Money Market Fund

 Cash Reserve Fund, Inc.                Tax Free Money Fund Investment

   Prime Series                         Treasury Money Fund

 Cash Reserves Fund Institutional       Treasury Money Fund Investment






The following information supplements similar disclosure in the "Other Policies" or "Other Policies and Risks" section of each fund's/portfolio's prospectuses:


A complete list of the fund's/portfolio's portfolio holdings as of July 31, 2007 will be posted on www.dws-scudder.com or http://www.moneyfunds.deam-us.db.com (the Web site does not form part of this prospectus) on August 21, 2007 instead of the last business day of the month as is generally the case under the fund's/portfolio's regular portfolio holdings disclosure policy.








               Please Retain This Supplement for Future Reference




August  20, 2007
DMF-3653